Balance Sheet Components	12 Months Ended
Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components
4.	Balance Sheet Components
Property and Equipment, Net
Property and equipment, net consisted of the following:

	March 31, 2021	March 31, 2020
	(in thousands)

Computer and software	$13,252	$13,364
Laboratory equipment and software	48,636	49,367
Furniture and office equipment	8,803	8,868
Leasehold improvements	39,668	39,713
Capitalized asset retirement obligations	853	853

Property and equipment, gross	111,212	112,165

Less: accumulated depreciation and amortization	(50,328)	(34,283)

Property and equipment, net	$60,884	$77,882

Depreciation and amortization expense were $18.1 million, $22.2 million and $9.9 million for fiscal years ended March 31, 2021, 2020 and 2019, respectively.

Assets Held for Sale
The Company’s assets held for sale consisted of $2.9 million of lab equipment as of March 31, 2020, which was subsequently sold at the carrying value during the fiscal year ended March 31, 2021.
Asset Retirement Obligations
The Company has recorded AROs related to contractual obligations to return the Sunnyvale, California headquarters facility to its original condition at the end of the lease term. Obligations are reflected at the present value of their future cash flows. The asset retirement obligations are depreciated on a straight-line basis over the useful lives of the related assets. The liability amounts were based on future retirement cost estimates and incorporate many assumptions such as time to abandonment, technological changes, future inflation rates and the risk-adjusted discount rate.
The following table summarizes changes in the Company’s AROs:

	March 31, 2021	March 31, 2020
	(in thousands)

Balance, beginning of year	$1,078	$—
Accretion expense	87	41
Liabilities incurred	—	1,037

Balance, end of year	$1,165	$1,078

Internal-use Software, Net

	March 31, 2021	March 31, 2020
	(in thousands)

Capitalized internal-use software	$9,200	$5,839
Less: accumulated amortization	(2,311)	(422)

Internal-use software, net	$6,889	$5,417

For the fiscal years ended March 31, 2021 and 2020, amortization expense related to internal-use software was $2.0 million and $0.4 million, respectively, including approximately $0.3 million and $0.1 million, respectively, of stock-based compensation expense. Impairment to internal-use software was $0.5 million and $0.7 million for the fiscal years ended March 31, 2021 and 2020. There was no amortization or impairment for the fiscal year ended March 31, 2019.
Accrued Expense and Other Current Liabilities
Accrued expense and other current liabilities consisted of the following:

	March 31, 2021	March 31, 2020
	(in thousands)

Accrued payables	$19,869	$23,625
Accrued compensation and benefits	11,749	10,378
Accrued taxes and other	335	657

Total accrued expenses and other current liabilities	$31,953	$34,660

Other Liabilities
Other liabilities, noncurrent consisted of the following:

	March 31, 2021	March 31, 2020
	(in thousands)

Asset retirement obligations, noncurrent	$1,165	$1,078
Liabilities for early exercise of common stock options by related party	—	43,821

Total other liabilities, noncurrent	$1,165	$44,899